TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER PAYABLES
Summary of trade and other payables

	December 31,	December 31,
	2022	2021
Trade payables	263	249
Annual bonus provision	193	119
Unused vacation provision	83	60
Other employee benefits	2	13
Other payables	101	178
Trade and other payables	642	619